Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 16, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 16, 2012
Prospectus Date	rr_ProspectusDate	Dec 30, 2011

Preferred Securities Fund (Prospectus Summary): | Preferred Securities Fund
PREFERRED SECURITIES FUND

Supplement dated March 16, 2012

to the Class J Shares Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 31, 2012)

This supplement updates information currently in the Prospectus.  Retain this supplement with the Prospectus.

FUND SUMMARIES

In the Performance section, delete the paragraph above the heading “Total Returns as of December 31 each year (Class J shares)” and substitute:

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index in the Average Annual Total Returns table are 50% BofA Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays Capital U.S. Tier I Capital Securities Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Preferred Securities Fund (Prospectus Summary): | Preferred Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PREFERRED SECURITIES FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated March 16, 2012

to the Class J Shares Prospectus

for Principal Funds, Inc.

dated December 30, 2011

(as supplemented on January 31, 2012)

This supplement updates information currently in the Prospectus.  Retain this supplement with the Prospectus.

FUND SUMMARIES

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	In the Performance section, delete the paragraph above the heading “Total Returns as of December 31 each year (Class J shares)” and substitute:
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for the Preferreds Blended Index in the Average Annual Total Returns table are 50% BofA Merrill Lynch Fixed Rate Preferred Securities and 50% Barclays Capital U.S. Tier I Capital Securities Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Preferred Securities Fund | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSJX